Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During fiscal year 2025, the Company did not award stock options within four business days before or one business
day after the release of a Form
10-Q,
10-K,
or
8-K
that discloses material nonpublic information. The Company has no specific policy on the timing of awards of such instruments in relation to the release of a
Form 10-Q,
10-K,
or
8-K
that discloses material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false